Long-term debt (Details 2)	Dec. 31, 2013 CHF	Dec. 31, 2012 CHF	Dec. 31, 2013 Structured notes CHF	Dec. 31, 2012 Structured notes CHF	Dec. 31, 2013 Structured notes Equity CHF	Dec. 31, 2012 Structured notes Equity CHF	Dec. 31, 2013 Structured notes Fixed income CHF	Dec. 31, 2012 Structured notes Fixed income CHF	Dec. 31, 2013 Structured notes Emerging markets CHF	Dec. 31, 2012 Structured notes Emerging markets CHF	Dec. 31, 2013 Structured notes Credit CHF	Dec. 31, 2012 Structured notes Credit CHF	Dec. 31, 2013 Structured notes Other CHF	Dec. 31, 2012 Structured notes Other CHF	Dec. 31, 2013 Bank CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2013 Bank Senior notes. Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2013 Bank Subordinated Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2013 Bank Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Bank Structured notes CHF	Dec. 31, 2012 Bank Structured notes CHF	Dec. 31, 2013 Bank Structured notes Equity CHF	Dec. 31, 2012 Bank Structured notes Equity CHF	Dec. 31, 2013 Bank Structured notes Fixed income CHF	Dec. 31, 2012 Bank Structured notes Fixed income CHF	Dec. 31, 2013 Bank Structured notes Emerging markets CHF	Dec. 31, 2012 Bank Structured notes Emerging markets CHF	Dec. 31, 2013 Bank Structured notes Credit CHF	Dec. 31, 2012 Bank Structured notes Credit CHF	Dec. 31, 2013 Bank Structured notes Other CHF	Dec. 31, 2012 Bank Structured notes Other CHF	Dec. 31, 2013 Bank Fixed rate Senior notes. CHF	Dec. 31, 2013 Bank Fixed rate Subordinated CHF	Dec. 31, 2013 Bank Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2013 Bank Variable rate Senior notes. CHF	Dec. 31, 2013 Bank Variable rate Subordinated CHF	Dec. 31, 2013 Bank Variable rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2013 Group parent company CHF	Dec. 31, 2012 Group parent company CHF	Dec. 31, 2013 Group parent company Senior notes. Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Group parent company Subordinated Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2013 Group parent company Subordinated Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2013 Group parent company Subordinated Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Group parent company Fixed rate Senior notes. CHF	Dec. 31, 2013 Group parent company Fixed rate Subordinated CHF	Dec. 31, 2013 Credit Suisse Group Finance (Guernsey) Limited JPY (¥)	Dec. 31, 2013 Group subsidiaries CHF	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2013 Group subsidiaries Senior notes. Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Five [Member] Minimum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Period Five [Member] Maximum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2013 Group subsidiaries Subordinated Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Minimum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period One [Member] Maximum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Minimum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Two [Member] Maximum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Three [Member] Minimum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Three [Member] Maximum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Four [Member] Minimum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Period Four [Member] Maximum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Minimum	Dec. 31, 2013 Group subsidiaries Non-recourse liabilities from consolidated VIEs Debt Instrument, Redemption, Thereafter [Member] Maximum	Dec. 31, 2013 Group subsidiaries Fixed rate Senior notes. CHF	Dec. 31, 2013 Group subsidiaries Fixed rate Subordinated CHF	Dec. 31, 2013 Group subsidiaries Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2013 Group subsidiaries Variable rate Senior notes. CHF	Dec. 31, 2013 Group subsidiaries Variable rate Subordinated CHF	Dec. 31, 2013 Group subsidiaries Variable rate Non-recourse liabilities from consolidated VIEs CHF
Long-term debt by maturities
2014	21,114,000,000		8,220,000,000												20,776,000,000																																				8,220,000,000												9,641,000,000	154,000,000	0	10,559,000,000	52,000,000	370,000,000	0						0	0		21,114,000,000																																		9,979,000,000	154,000,000	0	10,559,000,000	52,000,000	370,000,000
2015	24,867,000,000		6,843,000,000												24,339,000,000																																				6,843,000,000												13,452,000,000	93,000,000	745,000,000	9,866,000,000	19,000,000	164,000,000	29,000,000						0	29,000,000		24,838,000,000																																		13,935,000,000	431,000,000	745,000,000	9,544,000,000	19,000,000	164,000,000
2016	12,396,000,000		5,585,000,000												11,895,000,000																																				5,585,000,000												3,092,000,000	1,780,000,000	304,000,000	6,220,000,000	30,000,000	469,000,000	0						0	0		12,396,000,000																																		3,622,000,000	1,780,000,000	304,000,000	6,221,000,000	0	469,000,000
2017	14,705,000,000		2,820,000,000												14,153,000,000																																				2,821,000,000												8,453,000,000	907,000,000	14,000,000	4,719,000,000	45,000,000	15,000,000	0						0	0		14,705,000,000																																		9,006,000,000	907,000,000	14,000,000	4,718,000,000	45,000,000	15,000,000
2018	16,951,000,000		4,760,000,000												18,854,000,000																																				4,760,000,000												2,114,000,000	9,508,000,000	0	4,982,000,000	2,250,000,000	0	290,000,000						0	290,000,000		16,661,000,000																																		2,462,000,000	9,218,000,000	0	4,981,000,000	0	0
Thereafter	40,009,000,000		6,587,000,000												36,624,000,000																																				6,588,000,000												10,862,000,000	6,765,000,000	111,000,000	7,932,000,000	154,000,000	10,800,000,000	2,465,000,000						366,000,000	2,099,000,000		37,544,000,000																																		12,910,000,000	5,824,000,000	111,000,000	7,745,000,000	154,000,000	10,800,000,000
Long-term debt	130,042,000,000	148,134,000,000	34,815,000,000	36,637,000,000	23,313,000,000	23,761,000,000	5,573,000,000	6,559,000,000	1,766,000,000	3,304,000,000	3,453,000,000	1,893,000,000	710,000,000	1,120,000,000	126,641,000,000	146,997,000,000																																			34,817,000,000	36,639,000,000	23,315,000,000	23,761,000,000	5,573,000,000	6,559,000,000	1,766,000,000	3,304,000,000	3,453,000,000	1,893,000,000	710,000,000	1,122,000,000	47,614,000,000	19,207,000,000	1,174,000,000	44,278,000,000	2,550,000,000	11,818,000,000	2,784,000,000	437,000,000					366,000,000	2,418,000,000		127,258,000,000																																		51,914,000,000	18,314,000,000	1,174,000,000	43,768,000,000	270,000,000	11,818,000,000
Interest rate (as a percent)																	0.00%	13.10%	0.00%	12.60%	0.30%	10.70%	0.10%	5.10%	0.50%	3.80%	0.00%	8.20%	0.50%	9.30%	2.50%	10.30%	0.30%	8.20%	0.90%	7.30%	0.10%	13.30%	0.10%	8.50%	0.20%	13.20%	0.00%	3.60%	0.00%	12.80%	1.90%	4.00%	0.00%	10.80%																					7.30%	8.50%	6.00%	7.50%					0.00%	13.10%	0.00%	12.60%	0.30%	10.70%	0.10%	5.10%	0.40%	3.80%	0.00%	8.20%	0.50%	9.30%	2.50%	10.30%	8.20%	0.90%	7.30%	0.10%	13.30%	0.10%	8.50%	0.20%	13.20%	0.00%	3.60%	0.00%	12.80%	1.90%	4.00%	0.00%	10.80%
Maximum principal amount of notes that can be issued																																																																													¥ 500,000,000,000